UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================

                               THE ANALYTIC FUNDS


                                     [LOGO]
                              [Analytic INVESTORS]




                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005



                         THE ADVISORS'INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND
                         ANALYTIC SHORT-TERM INCOME FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND




================================================================================

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                  JUNE 30, 2005
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statements of Net Assets
   Defensive Equity Fund ...............................................       1
   Short-Term Income Fund ..............................................      10

Schedule of Investments

   Global Long-Short Fund ..............................................      13

Statement of Assets and Liabilities

   Global Long-Short Fund ..............................................      22

Statements of Operations ...............................................      23

Statements of Changes in Net Assets ....................................      24

Financial Highlights
   Defensive Equity Fund ...............................................      26
   Short-Term Income Fund ..............................................      29
   Global Long-Short Fund ..............................................      30

Notes to Financial Statements ..........................................      31

Disclosure of Fund Expenses ............................................      40
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

The Portfolio's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTING +:
   12.4%    Cash Equivalents
    8.9%    Petroleum
    7.1%    Medical Products & Services
    6.6%    Computers & Services
    6.6%    Retail
    6.4%    Banks
    5.6%    Financial Services
    4.2%    U.S. Treasury Obligations
    4.1%    Semi Conductors
    4.0%    Insurance
    4.0%    Pharmaceuticals
    3.9%    Diversified Operations
    3.6%    Building & Construction
    2.9%    Chemicals
    2.9%    Electric Equipment & Services
    2.6%    Telephones & Telecommunications
    2.4%    Transportation Services
    2.3%    Consumer Products
    2.1%    Media
    2.0%    Food, Beverage & Tobacco
    1.8%    Real Estate Investment Trusts
    1.4%    Aerospace & Defense
    0.8%    Automotive
    0.7%    Wholesale
    0.5%    Paper & Paper Products
    0.2%    Entertainment
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 94.2%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------

AEROSPACE & DEFENSE -- 1.6%
   Boeing (C) ......................................      10,996   $    725,736
   General Dynamics (D) ............................       2,225        243,726
   Goodrich (D) ....................................       9,344        382,730
   Lockheed Martin (D) .............................      41,095      2,665,833
   Raytheon ........................................       6,456        252,559
                                                                   ------------
                                                                      4,270,584
                                                                   ------------
AUTOMOTIVE -- 1.0%
   Autozone* (C) ...................................      15,598      1,442,191
   Johnson Controls (D) ............................      11,078        624,024
   Navistar International* (D) .....................       9,006        288,192
   Paccar ..........................................       3,521        239,428
                                                                   ------------
                                                                      2,593,835
                                                                   ------------
BANKS -- 7.2%
   Bank of America (C) .............................     104,210      4,753,018
   National City (D) ...............................      17,320        590,959
   US Bancorp ......................................     109,346      3,192,903
   Wachovia ........................................      50,958      2,527,517
   Wells Fargo .....................................     137,100      8,442,618
                                                                   ------------
                                                                     19,507,015
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

BUILDING & CONSTRUCTION -- 4.1%
   Caterpillar (C) .................................     27,422    $  2,613,591
   Centex (C) ......................................     15,491       1,094,749
   Georgia-Pacific (D) .............................     12,306         391,331
   KB Home (D) .....................................     62,580       4,770,473
   Pulte Homes .....................................     26,408       2,224,874
                                                                   ------------
                                                                     11,095,018
                                                                   ------------
CHEMICALS -- 3.3%
   Dow Chemical (C) ................................    134,130       5,972,809
   Eastman Chemical (D) ............................     37,780       2,083,567
   Hercules* (D) ...................................     67,836         959,879
                                                                   ------------
                                                                      9,016,255
                                                                   ------------
COMPUTERS & SERVICES -- 7.5%
   Autodesk (C) ....................................     21,274         731,187
   Cisco Systems* (C) ..............................     89,713       1,714,415
   Dell* (C) .......................................     48,883       1,931,367
   Hewlett-Packard (D) .............................    138,861       3,264,622
   International Business Machines (D) .............     77,699       5,765,266
   Lexmark International, Cl A (D) .................      3,561         230,860
   Microsoft (D) ...................................     74,489       1,850,307
   NCR* (D) ........................................     43,154       1,515,569
   Oracle ..........................................    174,191       2,299,321
   Symantec* .......................................     11,339         246,510
   Yahoo* ..........................................     22,216         769,784
                                                                   ------------
                                                                     20,319,208
                                                                   ------------
CONSUMER PRODUCTS -- 2.6%
   Avon Products (C) ...............................      6,178         233,837
   Black & Decker (C) ..............................     19,375       1,740,844
   Brunswick (C) ...................................      7,283         315,499
   Clorox (C) ......................................     40,142       2,236,712
   Colgate-Palmolive (C) ...........................      4,734         236,274
   Fortune Brands (D) ..............................      7,981         708,713
   Gillette (D) ....................................     18,717         947,642
   Procter & Gamble ................................     13,969         736,865
                                                                   ------------
                                                                      7,156,386
                                                                   ------------
DIVERSIFIED OPERATIONS -- 4.4%
   Cendant (C) .....................................    109,173       2,442,200
   Cummins (C) .....................................     22,291       1,663,132
   Danaher (C) .....................................     27,996       1,465,311

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

DIVERSIFIED OPERATIONS -- (CONTINUED)
   Eaton (D) .......................................     33,659    $  2,016,174
   General Electric (D) ............................     28,518         988,149
   Omnicom Group ...................................      2,872         229,358
   Phelps Dodge ....................................      2,579         238,557
   Tyco International ..............................     17,370         507,204
   United States Steel .............................      6,154         211,513
   VF ..............................................     40,228       2,301,846
                                                                   ------------
                                                                     12,063,444
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 3.3%
   AES* (C) ........................................    139,368       2,282,848
   Allegheny Energy* (C) ...........................     10,002         252,251
   Centerpoint Energy (C) ..........................    137,496       1,816,322
   CMS Energy* (C) .................................     73,106       1,100,976
   Constellation Energy Group (C) ..................     13,857         799,410
   Exelon (D) ......................................      5,045         258,960
   Public Service Enterprises ......................      4,237         257,694
   TXU .............................................     26,900       2,235,121
                                                                   ------------
                                                                      9,003,582
                                                                   ------------
ENTERTAINMENT -- 0.2%
   Carnival (C) ....................................     10,366         565,465
                                                                   ------------
FINANCIAL SERVICES -- 6.3%
   Bear Stearns (C) ................................     18,464       1,919,148
   Capital One Financial (C) .......................      5,532         442,615
   Citigroup (C) ...................................     25,963       1,200,269
   Countrywide Financial (C) .......................     86,385       3,335,325
   Equifax (D) .....................................     34,496       1,231,852
   Freddie Mac (D) .................................      3,685         240,373
   H&R Block (D) ...................................     41,922       2,446,149
   Merrill Lynch ...................................     10,351         569,409
   Providian Financial* ............................     97,280       1,715,046
   Washington Mutual ...............................     97,935       3,984,975
                                                                   ------------
                                                                     17,085,161
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 2.2%
   Altria Group ....................................     29,778       1,925,445
   Archer-Daniels-Midland (C) ......................    126,941       2,713,999
   Campbell Soup (C) ...............................      7,758         238,714
   Coca-Cola (D) ...................................     11,861         495,197
   Pepsi Bottling Group ............................     24,635         704,807
                                                                   ------------
                                                                      6,078,162
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

INSURANCE -- 4.3%
   Aetna (C) .......................................     22,346    $  1,850,696
   Cigna (C) .......................................     35,317       3,779,978
   Loews (D) .......................................     16,944       1,313,160
   Metlife (D) .....................................     15,368         690,638
   Prudential Financial (D) ........................      3,625         238,017
   XL Capital ......................................     51,366       3,822,658
                                                                   ------------
                                                                     11,695,147
                                                                   ------------
MEDIA -- 2.3%
   Comcast, Cl A* (C) ..............................     19,179         588,795
   Time Warner* ....................................     69,946       1,168,798
   Walt Disney (C) .................................    180,833       4,553,375
                                                                   ------------
                                                                      6,310,968
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 8.3%
   ACE (C) .........................................     55,184       2,475,002
   Becton Dickinson (C) ............................     27,325       1,433,743
   Boston Scientific* (C) ..........................      8,339         225,153
   C.R. Bard (C) ...................................     23,690       1,575,622
   Guidant (D) .....................................      5,711         384,350
   HCA (D) .........................................     19,763       1,119,969
   Hospira* (D) ....................................      6,782         264,498
   Humana* (D) .....................................     17,344         689,251
   Johnson & Johnson (D) ...........................    155,230      10,089,950
   McKesson (D) ....................................     87,093       3,900,896
   St. Jude Medical* ...............................      6,081         265,192
                                                                   ------------
                                                                     22,423,626
                                                                   ------------
PAPER & PAPER PRODUCTS -- 0.5%
   Bemis (C) .......................................     37,572         997,161
   Pactiv* .........................................     21,451         462,912
                                                                   ------------
                                                                      1,460,073
                                                                   ------------
PETROLEUM & FUEL PRODUCTS -- 10.0%
   Amerada Hess (C) ................................      7,614         810,967
   ChevronTexaco (C) ...............................    127,940       7,154,405
   ConocoPhillips (C) ..............................     52,475       3,016,788
   Exxon Mobil .....................................    210,372      12,090,079
   Occidental Petroleum ............................     45,812       3,524,317
   Unocal ..........................................      4,679         304,369
   Valero Energy ...................................      3,852         304,731
                                                                   ------------
                                                                     27,205,656
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     ANALYTIC FUNDS
THE ADVISORS'INNER CIRCLE FUND                       DEFENSIVE EQUITY FUND
                                                     JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                       ----------  ------------

PHARMACEUTICALS -- 4.5%
   AmerisourceBergen (C) ...........................      46,710   $  3,229,997
   Cardinal Health (C) .............................     113,799      6,552,546
   Forest Laboratories* (D) ........................       6,120        237,762
   Gilead Sciences* (D) ............................       5,775        254,042
   Pfizer ..........................................      72,894      2,010,417
                                                                   ------------
                                                                     12,284,764
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
   Apartment Investment & Management, Cl A (C) .....       5,467        223,710
   Simon Property Group ............................      73,666      5,340,048
                                                                   ------------
                                                                      5,563,758
                                                                   ------------
RETAIL -- 7.4%
   Darden Restaurants (D) ..........................     149,680      4,936,446
   Goodyear Tire & Rubber* (D) .....................      95,788      1,427,241
   Home Depot (D) ..................................     174,793      6,799,448
   JC Penney Holding (D) ...........................      62,832      3,303,707
   Wal-Mart Stores .................................      72,122      3,476,280
   Yum! Brands .....................................       5,033        262,119
                                                                   ------------
                                                                     20,205,241
                                                                   ------------
SEMI CONDUCTORS -- 4.7%
   Freescale Semiconductor, Cl B* (D) ..............      37,012        783,914
   Intel (D) .......................................     156,863      4,087,850
   National Semiconductor (D) ......................     201,094      4,430,101
   Nvidia* .........................................      55,209      1,475,184
   Texas Instruments ...............................      66,598      1,869,406
                                                                   ------------
                                                                     12,646,455
                                                                   ------------
TELEPHONES & TELECOMMUNICATIONS -- 3.0%
   ADC Telecommunications* (C) .....................      11,323        246,502
   AT&T ............................................      16,387        312,008
   BellSouth (C) ...................................      11,684        310,444
   Lucent Technologies* (D) ........................      83,614        243,317
   Motorola (D) ....................................     181,388      3,312,145
   Nextel Communications, Cl A* ....................      97,327      3,144,635
   Sprint (D) ......................................      10,019        251,377
   Verizon Communications ..........................       7,436        256,914
                                                                   ------------
                                                                      8,077,342
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      ANALYTIC FUNDS
THE ADVISORS'INNER CIRCLE FUND                        DEFENSIVE EQUITY FUND
                                                      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES/
                                                      FACE AMOUNT     VALUE
                                                      -----------  ------------

TRANSPORTATION SERVICES -- 2.7%
   Burlington Northern Santa Fe (C) ................       8,627   $    406,159
   CSX (C) .........................................      19,292        822,997
   FedEx (D) .......................................      19,312      1,564,465
   Norfolk Southern (D) ............................     113,371      3,509,966
   Ryder System ....................................      26,786        980,368
                                                                   ------------
                                                                      7,283,955
                                                                   ------------
WHOLESALE -- 0.8%
   Supervalu .......................................      67,269      2,193,642
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $248,046,297) ..........................                256,104,742
                                                                   ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 4.8%
--------------------------------------------------------------------------------
   U.S. Treasury Bills (A)(B)
      2.892%, 08/25/05
      (Cost $12,982,561) ........................... $13,040,000     12,981,842
                                                                   ------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 13.9%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ..........  10,373,802     10,373,802
   Union Bank of California Money Market Fund ......  27,546,814     27,546,814
                                                                   ------------
   TOTAL CASH EQUIVALENTS
      (Cost $37,920,616) ...........................                 37,920,616
                                                                   ------------
   TOTAL INVESTMENTS -- 112.9%
      (Cost $298,949,474) ..........................               $307,007,200
                                                                   ------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (15.7)%
--------------------------------------------------------------------------------
   Andrew* .........................................     (22,257)      (283,999)
   Apollo Group, Cl A* .............................     (13,893)    (1,086,711)
   Applied Micro Circuits*                               (85,764)      (219,556)
   Ashland* ........................................     (51,663)    (3,713,020)
   Avery Dennison ..................................     (35,596)    (1,885,164)
   Biogen Idec* ....................................      (6,743)      (232,296)
   Broadcom, Cl A* .................................      (6,917)      (245,623)
   Charles Schwab ..................................     (81,716)      (921,757)
   Chiron* .........................................      (7,054)      (246,114)
   Ciena* ..........................................     (98,528)      (205,924)
   Computer Associates International ...............     (14,955)      (410,963)
   Cooper Tire & Rubber ............................     (22,712)      (421,762)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      ANALYTIC FUNDS
THE ADVISORS'INNER CIRCLE FUND                        DEFENSIVE EQUITY FUND
                                                      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES/
                                                       CONTRACTS       VALUE
                                                       ---------    -----------

   Corning* ........................................     (34,160)  $   (567,739)
   Delphi ..........................................    (304,853)    (1,417,566)
   Dow Jones .......................................     (27,155)      (962,645)
   Dynegy, Cl A* ...................................     (51,092)      (248,307)
   EOG Resources ...................................     (26,119)    (1,483,559)
   International Game Technology ...................     (35,349)      (995,074)
   Janus Capital Group .............................     (51,693)      (777,463)
   JDS Uniphase* ...................................    (156,406)      (237,737)
   Kinder Morgan ...................................     (63,244)    (5,261,901)
   Maxim Integrated Products .......................     (83,153)    (3,177,276)
   Medimmune* ......................................     (37,059)      (990,217)
   Mercury Interactive* ............................      (7,655)      (293,646)
   Monster Worldwide* ..............................      (9,061)      (259,870)
   Northern Trust ..................................      (5,257)      (239,667)
   Novell* .........................................     (38,641)      (239,574)
   OfficeMax .......................................     (41,046)    (1,221,939)
   Pall ............................................     (49,223)    (1,494,410)
   PMC - Sierra* ...................................     (44,967)      (419,542)
   Siebel Systems* .................................     (27,956)      (248,808)
   Southwest Airlines ..............................     (84,211)    (1,173,059)
   Tenet Healthcare* ...............................    (107,616)    (1,317,220)
   Teradyne* .......................................     (16,997)      (203,454)
   Tiffany .........................................     (96,994)    (3,177,523)
   Visteon .........................................     (36,179)      (218,159)
   Vulcan Materials ................................     (23,870)    (1,551,311)
   Wendy's International ...........................     (24,581)    (1,171,285)
   Weyerhaeuser ....................................     (40,921)    (2,604,622)
   Xilinx ..........................................     (31,477)      (802,664)
                                                                   ------------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $42,958,162) .......................                (42,629,126)
                                                                   ------------
--------------------------------------------------------------------------------
 WRITTEN INDEX OPTION CONTRACTS -- (0.6)%
--------------------------------------------------------------------------------
   AMEX M/S Commodity, July 2005, 420 Call .........        (400)      (280,000)
   CBOE Oil Index, July 2005, 490 Call .............         (75)       (79,500)
   S&P 100 Index, July 2005, 560 Call ..............        (300)      (114,000)
   S&P 500 Index, July 2005, 1205 Call .............        (700)      (280,000)
   S&P 500 Index, August 2005, 1200 Call ...........        (550)      (858,000)
                                                                   ------------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $3,043,410) ...............                 (1,611,500)
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 3.4%
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------

   Investment Advisory Fees Payable ............................   $    (95,434)
   Payable for Capital Shares Redeemed .........................        (38,731)
   Administration Fees Payable .................................        (26,832)
   Trustees' Fees Payable ......................................         (1,318)
   Shareholder Servicing Fees Payable ..........................           (432)
   Other Assets and Liabilities, Net ...........................      9,315,175
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..........................      9,152,428
                                                                   ------------
   NET ASSETS -- 100.0 % .......................................   $271,919,002
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in Capital .............................................    256,761,267
   Undistributed Net Investment Income .........................      2,330,804
   Accumulated Net Realized Gain on Investments ................      1,300,249
   Net Unrealized Appreciation on Investments,
      Options and Futures Contracts ............................     11,078,064
   Net Unrealized Appreciation on Forward Foreign
      Currency Contracts, Foreign Currency and
      Translation of Other Assets and Liabilities in
      Foreign Currency .........................................        448,618
                                                                   ------------
   NET ASSETS ..................................................   $271,919,002
                                                                   ============
INSTITUTIONAL CLASS SHARES
Net Assets .....................................................   $264,143,621
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ................     20,385,732
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share .......         $12.96
                                                                   ============
CLASS A SHARES
Net Assets .....................................................     $6,221,889
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ................        479,698
                                                                   ------------
NET ASSET VALUE and Redemption Price Per Share .................         $12.97
                                                                   ============
Maximum Offering Price Per Share --
      Class A Shares ($12.97 / 94.25%) (E) .....................         $13.76
                                                                   ============
CLASS C SHARES
Net Assets .....................................................     $1,553,492
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ................        119,881
                                                                   ------------
NET ASSET VALUE, Offering and Redemption
      Price Per Share (F) ......................................         $12.96
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
The following forward currency contracts were outstanding on June 30, 2005:

                                                                              UNREALIZED
                       CURRENCY TO            CURRENCY TO      CONTRACT     APPRECIATION/
MATURITY DATE            RECEIVE                DELIVER         VALUE       (DEPRECIATION)
-------------          -----------           -------------   ------------   --------------
09/21/05         AUD    33,000,000    USD       25,369,837   $ 25,023,018        ($346,819)
09/21/05         CAD    61,000,000    USD       49,273,069     49,921,400          648,331
09/21/05         NOK   307,000,000    USD       47,542,659     47,133,711         (408,948)
09/21/05         NZD    43,000,000    USD       30,460,650     29,668,946         (791,704)
09/21/05         SEK   306,000,000    USD       40,816,494     39,378,728       (1,437,766)
09/21/05         USD    26,346,817    CHF       33,000,000    (25,937,413)         409,404
09/21/05         USD    33,191,378    EUR       27,000,000    (32,789,363)         402,015
09/21/05         USD    46,861,753    GBP       25,700,000    (45,939,512)         922,241
09/21/05         USD    36,544,172    JPY    3,900,000,000    (35,492,308)       1,051,864
                                                                               -----------
                                                                               $   448,618
                                                                               ===========

The Fund had futures contracts open as of June 30, 2005:

                                 NUMBER                       UNREALIZED
             CONTRACT             OF         SETTLEMENT     APPRECIATION/
            DESCRIPTION        CONTRACTS       MONTH        (DEPRECIATION)
      ----------------------   ---------   --------------   --------------
      Amsterdam Index             273           July 2005    $   333,221
      Australian 10 Yr Bond      (168)     September 2005        (74,455)
      CAC40 Index                 345           July 2005        117,491
      Canadian 10 Yr              514      September 2005        608,743
      DAX Index                  (165)     September 2005        (34,932)
      DJ Euro Stoxx 50 Index      112      September 2005         46,309
      Euro Bund                   213      September 2005        251,994
      FTSE 100 Index              176      September 2005        164,257
      Hang Seng Index              77           July 2005        (11,987)
      IBEX 30 Plus Index          214           July 2005        405,557
      Long GILT 10 Yr            (234)     September 2005       (375,259)
      OMX Index                  (994)          July 2005        (80,628)
      S&P 500 Index               (52)     September 2005        199,450
      S&P/MIB Index               (11)     September 2005         (6,785)
      S&P/TSE 60 Index           (129)     September 2005        (31,041)
      SPI 200 Index               138      September 2005         87,716
      Topix Index                (172)     September 2005       (310,776)
      US 10 Yr Note              (411)     September 2005        (29,483)
                                                             -----------
                                                             $ 1,259,392
                                                             ===========

 *  NON-INCOME PRODUCING SECURITY
 CL CLASS
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX CONTRACTS.
(D) ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL FOR SECURITIES SOLD SHORT.
(E) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
    PROSPECTUS.
(F) CLASS C SHARES HAS CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO DOLLAR
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONA
USD UNITED STATES DOLLAR

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTING +:
   57.9%   U.S. Treasury Obligations
   37.7%   U.S. Government Agency Obligations
    4.4%   Cash Equivalents
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 58.3%
--------------------------------------------------------------------------------

                                                     FACE AMOUNT       VALUE
                                                    ------------   ------------

   U.S. Treasury Bills (A) (B)
      3.113%, 10/27/05 ...........................  $ 18,800,000   $ 18,609,161
      2.974%, 08/25/05 ...........................       300,000        298,662
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $18,653,280) .........................                   18,907,823
                                                                   ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 38.0%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 8.2%
      4.125%, 04/18/08 ...........................     1,100,000      1,107,252
      2.875%, 09/15/06 ...........................       600,000        593,523
      2.750%, 03/14/08 ...........................     1,000,000        973,033
                                                                   ------------
                                                                      2,673,808
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 14.4%
      5.750%, 04/15/08 ...........................     1,100,000      1,154,714
      5.500%, 07/15/06 ...........................     1,100,000      1,119,250
      4.875%, 03/15/07 ...........................       500,000        509,099
      3.875%, 06/15/08 ...........................       500,000        500,095
      2.875%, 12/15/06 ...........................       500,000        493,517
      2.750%, 08/15/06 ...........................       400,000        395,483
      2.375%, 02/15/07 ...........................       500,000        488,883
                                                                   ------------
                                                                      4,661,041
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.4%
      6.000%, 05/15/08 ...........................     1,000,000      1,057,040
      5.750%, 02/15/08 ...........................       700,000        732,830
      5.250%, 04/15/07 ...........................       500,000        512,257
      5.000%, 01/15/07 ...........................       500,000        509,096
      4.375%, 10/15/06 ...........................       500,000        504,013
      3.125%, 12/15/07 ...........................     1,300,000      1,277,901
      3.000%, 08/15/07 ...........................       400,000        393,284
                                                                   ------------
                                                                      4,986,421
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $12,699,364) .........................                   12,321,270
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 4.4%
--------------------------------------------------------------------------------

                                                        SHARES/
                                                       CONTRACTS       VALUE
                                                       ----------  ------------
   HighMark Diversified Money Market Fund ..........   1,319,952   $  1,319,952
   Union Bank of California Money Market Fund ......     131,767        131,767
                                                                   ------------
   TOTAL CASH EQUIVALENTS
      (Cost $1,451,719) ............................                  1,451,719
                                                                   ------------
   TOTAL INVESTMENTS -- 100.7%
      (Cost $32,804,363) ...........................               $ 32,680,812
                                                                   ------------

--------------------------------------------------------------------------------
 WRITTEN INDEX OPTION CONTRACTS -- (0.2)%
--------------------------------------------------------------------------------
   CBOE Oil Index, July 2005, 470 Put ..............         (51)        (9,945)
   Morgan Stanley Commodity, July 2005, 410 Put ....         (66)       (18,480)
   Morgan Stanley Cyclical, July 2005, 680 Put .....         (38)        (5,700)
   PHLX Utility Index, July 2005, 397.50 Put .......         (50)        (2,500)
   S&P 500 Index, July 2005, 550 Put ...............         (49)        (7,105)
   S&P 500 Index, July 2005, 1,175 Put .............         (23)        (8,740)
   S&P 600 Small Cap, July 2005, 315 Put ...........         (86)        (3,440)
                                                                   ------------

   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $39,026) ..................                    (55,910)
                                                                   ------------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.5)%
--------------------------------------------------------------------------------
   Receivable Due from Investment Adviser ..........                      3,687
   Payable for Capital Shares Redeemed .............                   (722,483)
   Administration Fees Payable .....................                     (4,527)
   Income Distributions Payable ....................                     (3,166)
   Trustees' Fees Payable ..........................                       (856)
   Other Assets and Liabilities, Net ...............                    546,760
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                   (180,585)
                                                                   ------------
   NET ASSETS -- 100.0% ............................               $ 32,444,317
                                                                   ============

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in Capital .................................               $ 32,622,405
   Undistributed Net Investment Income .............                     46,031
   Accumulated Net Realized Loss on Investments ....                   (195,899)
   Net Unrealized Depreciation on Investments,
      Options and Futures Contracts ................                    (53,775)
   Net Unrealized Appreciation on Forward Foreign
      Currency Contracts, Foreign Currency and
      Translation of Other Assets and Liabilities
      in Foreign Currency ..........................                     25,555
                                                                   ------------
   NET ASSETS ......................................               $ 32,444,317
                                                                   ============

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .......               3,104,402
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price
      Per Share .......................................            $      10.45
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
The following forward currency contracts were outstanding on June 30, 2005:

                                                                    UNREALIZED
                    CURRENCY TO        CURRENCY TO    CONTRACT     APPRECIATION/
MATURITY DATE         RECEIVE            DELIVER       VALUE      (DEPRECIATION)
-------------       -----------        -----------  ------------  --------------
09/21/05       AUD      900,000   USD      688,801  $    682,446    $   (6,355)
09/21/05       CAD    4,000,000   USD    3,217,340     3,273,534        56,194
09/21/05       NOK   15,000,000   USD    2,342,802     2,302,950       (39,852)
09/21/05       NZD    4,400,000   USD    3,118,641     3,035,892       (82,749)
09/21/05       SEK   22,000,000   USD    2,963,519     2,831,150      (132,369)
09/21/05       USD    1,538,112   CHF    1,900,000    (1,493,366)       44,746
09/21/05       USD    2,970,094   EUR    2,400,000    (2,914,610)       55,484
09/21/05       USD    3,113,179   GBP    1,700,000    (3,038,800)       74,379
09/21/05       USD    1,512,172   JPY  160,000,000    (1,456,095)       56,077
                                                                    ----------
                                                                    $   25,555
                                                                    ==========

The Fund had futures contracts open as of June 30, 2005:

                              NUMBER                        UNREALIZED
     CONTRACT                   OF         SETTLEMENT     APPRECIATION/
     DESCRIPTION             CONTRACTS       MONTH        (DEPRECIATION)
     ---------------------   ---------   --------------   --------------
     Australian 10 Yr Bond     (21)      September 2005     $  (8,667)
     Canadian 10 Yr             44       September 2005        80,082
     Euro Bund                  18       September 2005        24,325
     Long GILT 10 Yr           (17)      September 2005       (17,933)
     US 2 Yr Note               50       September 2005         2,345
     US 10 Yr Note             (18)      September 2005         6,508
                                                            ---------
                                                            $  86,660
                                                            =========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR WRITTEN INDEX OPTION CONTRACTS.
AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO DOLLAR
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONA
USD UNITED STATES DOLLAR

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:
     15.4%   Cash Equivalents
     10.8%   U.S. Treasury Obligations
     10.0%   Electric Equipment & Services
      7.1%   Transportation Services
      5.6%   Metals & Mining
      5.4%   Computers & Services
      4.7%   Insurance
      4.6%   Petroleum
      4.4%   Building & Construction
      4.3%   Financial Services
      3.9%   Telephones & Telecommunications
      3.8%   Medical Products & Services
      3.0%   Automotive
      3.0%   Food, Beverage & Tobacco
      2.8%   Consumer Products
      2.3%   Banks
      2.3%   Diversified Operations
      1.5%   Retail
      1.2%   Chemicals
      1.0%   Wholesale
      0.8%   Paper & Paper Products
      0.7%   Aerospace & Defense
      0.7%   Water Utilities
      0.6%   Real Estate
      0.1%   Aircraft
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK (C) -- 84.2%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------
AUSTRALIA -- 4.9%
   BHP Billiton ....................................      8,402    $    114,893
   Rio Tinto .......................................      3,370         114,489
                                                                   ------------
                                                                        229,382
                                                                   ------------

FINLAND -- 1.9%
   Fortum ..........................................      4,985          79,965
   Neste Oil* ......................................        273           7,060
                                                                   ------------
                                                                         87,025
                                                                   ------------

FRANCE -- 2.4%
   Air France-KLM ..................................        357           5,412
   Peugeot .........................................      1,797         106,016
                                                                   ------------
                                                                        111,428
                                                                   ------------
GERMANY -- 3.7%
   Celesio .........................................        673          52,669
   Continental .....................................        300          21,524
   E.ON ............................................      1,103          97,957
                                                                   ------------
                                                                        172,150
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------    -----------
HONG KONG -- 1.9%
   Esprit Holdings .................................     5,500     $     39,649
   Swire Pacific ...................................     5,500           48,481
                                                                   ------------
                                                                         88,130
                                                                   ------------
ITALY -- 4.6%
   Banca Intesa ....................................    23,608          100,752
   Italcementi .....................................     7,304          113,963
                                                                   ------------
                                                                        214,715
                                                                   ------------
JAPAN -- 8.1%
   Alps Electric ...................................     6,000           91,564
   CSK .............................................       100            3,912
   Kyowa Hakko Kogyo ...............................     6,000           38,759
   Matsushita Electric Industrial ..................     7,000          105,891
   Mitsubishi Electric .............................     5,000           26,409
   Mitsui Trust Holdings ...........................     2,000           20,412
   Omron ...........................................       700           15,400
   Pioneer .........................................       800           12,098
   Sony ............................................     1,000           34,360
   Suzuki Motor ....................................     2,000           31,352
                                                                   ------------
                                                                        380,157
                                                                   ------------
NETHERLANDS -- 0.5%
   Vedior ..........................................     1,784           25,126
                                                                   ------------
NORWAY -- 0.0%
   Statoil .........................................       120            2,442
                                                                   ------------
SINGAPORE -- 1.1%
   CapitaLand Limited ..............................     1,346            1,894
   DBS Group Holdings ..............................       114              963
   Singapore Telecommunications ....................    28,786           47,152
                                                                   ------------
                                                                         50,009
                                                                   ------------
SPAIN -- 3.7%
   Amadeus Global Travel Distribution, Cl A ........    11,203           97,920
   Metrovacesa .....................................       459           27,025
   Union Fenosa ....................................     1,579           48,070
                                                                   ------------
                                                                        173,015
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         -------    ------------
SWEDEN -- 2.9%
   Atlas Copco, Cl B ...............................      6,684     $    95,843
   Holmen, Cl B ....................................      1,524          41,100
                                                                    -----------
                                                                        136,943
                                                                    -----------
SWITZERLAND -- 1.4%
   Syngenta ........................................        640          65,502
                                                                    -----------
UNITED KINGDOM -- 3.8%
   Aegis Group .....................................     19,496          34,635
   AWG  ............................................      1,170          20,105
   BHP Billiton ....................................      5,320          67,846
   GUS .............................................        339           5,336
   International Power .............................      5,085          18,734
   Kelda Group .....................................      1,320          16,502
   Wolseley ........................................        793          16,630
                                                                    -----------
                                                                        179,788
                                                                    -----------
UNITED STATES -- 43.3%
   Allstate ........................................      1,920         114,720
   Anadarko Petroleum ..............................        817          67,117
   Archer-Daniels-Midland ..........................      1,946          41,605
   AT&T ............................................      2,333          44,420
   Bear Stearns ....................................      1,123         116,725
   Burlington Northern Santa Fe ....................      1,930          90,864
   CenturyTel ......................................      3,443         119,231
   Computer Sciences ...............................      2,153          94,086
   CSX .............................................      2,530         107,930
   CVS .............................................      1,736          50,466
   El Paso .........................................      7,709          88,808
   Freddie Mac .....................................        379          24,722
   Goldman Sachs Group .............................        450          45,909
   Jefferson-Pilot .................................        650          32,773
   Johnson & Johnson ...............................      1,714         111,410
   Lehman Brothers Holdings ........................        327          32,465
   Lexmark International, Cl A .....................        119           7,715
   Loews ...........................................      1,332         103,230
   Masco ...........................................        851          27,028
   Merrill Lynch ...................................         19           1,045
   Morgan Stanley ..................................        159           8,343
   NiSource ........................................      1,508          37,293
   Norfolk Southern ................................      2,704          83,716
   Northrop Grumman ................................        690          38,122
   Occidental Petroleum ............................        762          58,621

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES/
                                               NUMBER OF RIGHTS/
                                                   FACE AMOUNT         VALUE
                                               -----------------   ------------
UNITED STATES -- (CONTINUED)
   Omnicom Group ............................            189       $     15,094
   Oracle ...................................          7,162             94,538
   PG&E .....................................          3,136            117,725
   Schlumberger Ltd. ........................             96              7,290
   Sun Microsystems .........................         14,652             54,652
   Sungard Data Systems .....................            977             34,361
   TJX ......................................             10                243
   Transocean ...............................            242             13,061
   UST ......................................          2,552            116,524
   Yum! Brands ..............................            589             30,675
                                                                   ------------
                                                                      2,032,527
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $3,662,645) .....................                         3,948,339
                                                                   ------------
-------------------------------------------------------------------------------
 RIGHTS -- 0.1%
-------------------------------------------------------------------------------
SPAIN -- 0.1%
   Metrovacesa, Expires 07/07/05*
      (Cost $0) .............................            459              2,614
                                                                   ------------
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 12.3%
-------------------------------------------------------------------------------
   U.S.Treasury Bills (A)(B)
      2.892%, 08/25/05
      (Cost $577,445) .......................       $580,000            577,413
                                                                   ------------
-------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 17.5%
-------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ...        185,892            185,892
   Union Bank of California Collateral Money
      Market Fund ...........................         27,684             27,684
   Union Bank of California Money Market
   Fund .....................................        608,812            608,812
                                                                   ------------

   TOTAL CASH EQUIVALENTS
      (Cost $822,388) .......................                           822,388
                                                                   ------------
   TOTAL INVESTMENTS -- 114.1%
      (Cost $5,062,478) .....................                         5,350,754
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (83.9)%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  -------------
AUSTRALIA -- (5.8)%
   Alumina .........................................    (11,455)   $    (48,430)
   AMP .............................................    (19,814)        (97,325)
   Mirvac ..........................................       (733)         (1,989)
   Stockland .......................................     (5,309)        (22,286)
   Woodside Petroleum ..............................     (4,573)       (101,713)
                                                                   ------------
                                                                       (271,743)
                                                                   ------------
DENMARK -- (0.2)%
   Danske Bank .....................................       (306)         (9,194)
                                                                   ------------
FRANCE -- (5.8)%
   Alcatel* ........................................     (7,017)        (76,548)
   L'Oreal .........................................     (1,172)        (83,952)
   Suez ............................................     (4,116)       (111,302)
                                                                   ------------
                                                                       (271,802)
                                                                   ------------
GERMANY -- (0.2)%
   Muenchener Rueckversicherungs ...................        (78)         (8,271)
                                                                   ------------
JAPAN -- (11.4)%
   JS Group ........................................     (1,000)        (16,910)
   Kintetsu ........................................    (32,000)        (97,373)
   Mabuchi Motor ...................................       (200)        (11,515)
   NGK Insulators ..................................     (3,000)        (29,107)
   Seiyu ...........................................     (6,000)        (10,760)
   Seven-Eleven Japan ..............................     (1,000)        (27,696)
   Shionogi ........................................     (1,000)        (12,861)
   Taiheiyo Cement .................................     (4,000)        (10,647)
   Taisei ..........................................     (5,000)        (16,806)
   Tobu Railway ....................................    (30,000)       (108,562)
   Tokyu ...........................................    (17,000)        (76,126)
   TonenGeneral Sekiyu .............................    (10,000)       (108,079)
   Toyoda Gosei ....................................       (600)         (9,639)
                                                                   ------------
                                                                       (536,081)
                                                                   ------------
NETHERLANDS -- (3.5)%
   ASML Holding* ...................................     (4,119)        (64,620)
   SBM Offshore ....................................     (1,425)        (97,606)
   Wolters Kluwer ..................................        (13)           (248)
                                                                   ------------
                                                                       (162,474)
                                                                   ------------
NEW ZEALAND -- (1.5)%
   Carter Holt Harvey ..............................    (44,583)        (70,439)
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  -------------
SWEDEN -- (1.9)%
   Assa Abloy, Cl B ...............................       (1,776)  $    (22,794)
   Skandia Forsakrings ............................         (475)        (2,608)
   Telefonaktiebolaget LM Ericsson, Cl B ..........      (19,777)       (63,122)
                                                                   ------------
                                                                        (88,524)
                                                                   ------------
SWITZERLAND -- (5.7)%
   ABB* ...........................................       (1,227)        (7,943)
   Credit Suisse Group ............................         (543)       (21,291)
   Roche Holding ..................................          (60)        (7,573)
   UBS ............................................       (1,449)      (112,992)
   Zurich Financial Services ......................         (691)      (118,558)
                                                                   ------------
                                                                       (268,357)
                                                                   ------------
UNITED KINGDOM -- (6.5)%
   BP .............................................       (3,107)       (32,325)
   Brambles Industries ............................       (6,863)       (37,482)
   Electrocomponents ..............................      (12,470)       (53,566)
   GKN ............................................       (8,111)       (37,402)
   Lloyds TSB Group ...............................       (2,939)       (24,830)
   LogicaCMG ......................................       (7,333)       (22,804)
   Peninsular and Oriental Steam Navigation .......       (4,738)       (26,882)
   Provident Financial ............................       (1,637)       (21,050)
   Prudential .....................................       (5,200)       (46,098)
   Rank Group .....................................         (495)        (2,379)
                                                                   ------------
                                                                       (304,818)
                                                                   ------------
UNITED STATES -- (41.4)%
   ACE ............................................         (150)        (6,728)
   Alcoa ..........................................       (3,437)       (89,809)
   American Electric Power ........................         (514)       (18,951)
   American Standard ..............................       (1,172)       (49,130)
   Anheuser-Busch .................................         (710)       (32,483)
   Apple Computer* ................................         (358)       (13,178)
   Avery Dennison .................................       (2,153)      (114,023)
   Bank of New York ...............................         (481)       (13,843)
   Baxter International ...........................         (867)       (32,166)
   Bristol-Myers Squibb ...........................       (1,681)       (41,991)
   Campbell Soup ..................................         (824)       (25,354)
   ChevronTexaco ..................................         (746)       (41,716)
   Chiron* ........................................       (2,284)       (79,689)
   Cinergy ........................................       (2,728)      (122,269)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  -------------
UNITED STATES -- (CONTINUED)
   Cintas ..........................................        (196)  $     (7,566)
   Coca-Cola .......................................      (2,587)      (108,007)
   Consolidated Edison .............................      (2,490)      (116,632)
   Corning* ........................................        (660)       (10,969)
   Dow Chemical ....................................        (199)        (8,861)
   DTE Energy ......................................      (1,018)       (47,612)
   EI Du Pont de Nemours ...........................        (409)       (17,591)
   Eli Lilly .......................................         (21)        (1,170)
   Equity Office Properties Trust ..................      (1,753)       (58,024)
   Fifth Third Bancorp .............................      (2,065)       (85,099)
   Ford Motor ......................................      (9,358)       (95,826)
   General Motors ..................................        (990)       (33,660)
   HJ Heinz ........................................        (762)       (26,990)
   Honeywell International .........................        (371)       (13,590)
   International Paper .............................        (748)       (22,597)
   Lucent Technologies* ............................      (2,042)        (5,942)
   Medimmune* ......................................        (832)       (22,231)
   Mellon Financial ................................        (597)       (17,128)
   New York Times, Cl A ............................        (193)        (6,012)
   Newell Rubbermaid ...............................      (5,067)      (120,797)
   Newmont Mining ..................................        (184)        (7,182)
   Northern Trust ..................................        (377)       (17,187)
   Paychex .........................................        (405)       (13,179)
   Progress Energy .................................      (2,567)      (116,131)
   Qualcomm ........................................        (425)       (14,029)
   Southern ........................................        (532)       (18,444)
   Southwest Airlines ..............................      (1,976)       (27,526)
   Synovus Financial ...............................        (609)       (17,460)
   Tenet Healthcare* ...............................      (2,395)       (29,315)
   Viacom ..........................................        (982)       (31,444)
   Wal-Mart Stores .................................        (742)       (35,764)
   Waste Management ................................      (3,848)      (109,052)
                                                                   ------------
                                                                     (1,944,347)
                                                                   ------------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $3,892,502) ........................               $ (3,936,050)
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
The Fund had futures contracts open as of June 30, 2005:

                                     NUMBER                       UNREALIZED
          CONTRACT                    OF         SETTLEMENT      APPRECIATION/
          DESCRIPTION              CONTRACTS       MONTH        (DEPRECIATION)
          ----------------------   ---------   --------------   --------------
          Amsterdam Index               6           July 2005      $  9,985
          Australian Dollar            13      September 2005        (1,690)
          Australian 10 Yr Bond        (7)     September 2005        (2,889)
          British Pound                (3)     September 2005         4,350
          CAC40 Index                   8           July 2005         3,596
          Canadian Dollar              12      September 2005        13,835
          Canadian 10 Yr               18      September 2005        32,761
          DAX Index                    (4)     September 2005        (1,067)
          DJ Euro Stoxx 50 Index        6      September 2005         3,445
          Euro Bund                     4      September 2005         5,406
          Euro Dollar                   5      September 2005       (11,100)
          FTSE 100 Index                5      September 2005         6,634
          Hang Seng Index               6           July 2005          (934)
          IBEX 35 Plus Index            5           July 2005        12,627
          Japanese Yen                 (5)     September 2005        22,344
          Long GILT 10 Yr              (8)     September 2005        (8,439)
          OMX Index                   (43)          July 2005        (3,488)
          S&P 500 E-Mini Index          1      September 2005          (430)
          S&P 500 Index                 2      September 2005        (5,300)
          S&P/MIB Index                 1      September 2005           406
          S&P/TSE 60 Index             (5)     September 2005        (5,856)
          SPI 200 Index                 7      September 2005         4,449
          Swiss Franc                   1      September 2005        (2,425)
          Topix Index                  (3)     September 2005        (8,875)
          US 10 Yr Note                (6)     September 2005         2,187
                                                                   --------
                                                                   $ 69,532
                                                                   ========

PERCENTAGES ARE BASED ON NET ASSETS OF $4,691,984.
 *   NON-INCOME PRODUCING SECURITY
 CL  CLASS
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THESE SECURITIES HAS BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      This page intentionally left blank.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost ...........................................   $  5,062,478
                                                                   ============

Investments, at Value -- Note 2 ................................      5,350,754
Cash ...........................................................          1,354
Foreign Currency (Cost $329) ...................................            329
Deposit with Broker for Securities Sold Short ..................      3,213,682
Receivable for Investment Securities Sold ......................         67,386
Receivable for Capital Shares Sold .............................          6,806
Accured Income .................................................          6,469
Receivable for Variation Margin on Futures Contracts ...........          4,358
Receivable from Investment Adviser .............................          3,718
                                                                   ------------
   Total Assets ................................................      8,654,856
                                                                   ------------

LIABILITIES
Payable for Securities Sold Short at Value
   (Proceeds $3,892,502) .......................................      3,936,050
Payable for Dividends on Securities Sold Short .................         10,577
Administration Fees Payable ....................................            696
Trustees' Fees Payable .........................................            531
Accrued Expenses ...............................................         15,018
                                                                   ------------
   Total Liabilities ...........................................      3,962,872
                                                                   ------------
NET ASSETS .....................................................   $  4,691,984
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in Capital ................................................   $  6,182,654
Accumulated Net Investment Loss ................................        (11,417)
Accumulated Net Realized Loss ..................................     (1,793,827)
Unrealized Appreciation on Investments and Futures Contracts ...        314,260
Unrealized Appreciation on Foreign Currency and Translation of
    Other Assets and Liabilities in Foreign Currency ...........            314
                                                                   ------------
Net Assets .....................................................   $  4,691,984
                                                                   ============

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ...................        471,998
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share .......          $9.94
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                         ANALYTIC FUNDS
                                                       FOR THE SIX-MONTHS ENDED
                                                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                             DEFENSIVE      SHORT-TERM    GLOBAL LONG-SHORT
                                                            EQUITY FUND     INCOME FUND         FUND
                                                            ------------    -----------   -----------------
INVESTMENT INCOME
Dividends ...............................................   $    968,743    $   13,686         $92,949
Interest ................................................         62,576       417,274           5,812
Less: Foreign Taxes Withheld ............................             --            --          (7,594)
                                                            ------------    ----------        --------
   TOTAL INVESTMENT INCOME ..............................      1,031,319       430,960          91,167
                                                            ------------    ----------        --------
EXPENSES
Investment Advisory Fees ................................        289,100        44,324          22,536
Administation Fees ......................................        131,907        45,064           6,564
Trustees' Fees ..........................................          6,629         2,920             504
Distribution Fees -- Class A ............................            148            --             --
Distribution Fees -- Class C ............................            284            --             --
Shareholder Servicing Fees -- Class C ...................             95            --             --
Dividends on Securities Sold Short ......................         92,723            --          69,904
Shareholder Servicing Fees ..............................         43,312        37,574             650
Transfer Agent Fees .....................................         37,972        19,813          13,124
Legal Fees ..............................................         33,028        14,037           1,620
Registration and Filing Fees ............................         22,573         8,851           9,066
Printing Fees ...........................................         13,172         7,656           1,333
Audit Fees ..............................................          8,906         7,763           7,377
Custodian Fees ..........................................          4,415         1,700           8,755
Pricing Fees ............................................            985         2,975           9,419
Other Expenses ..........................................         10,853         5,216             643
                                                            ------------    ----------        --------
   TOTAL EXPENSES .......................................        696,102       197,893         151,495
                                                            ------------    ----------        --------
Less:
Waiver of Investment Advisory Fees ......................        (58,833)      (44,324)        (22,536)
Reimbursement of Expenses by Investment Adviser .........             --       (64,921)        (29,758)
Fees Paid Indirectly(1) .................................        (52,013)           --             --
                                                            ------------    ----------        --------
   NET EXPENSES .........................................        585,256        88,648          99,201
                                                            ------------    ----------        --------
NET INVESTMENT INCOME (LOSS) ............................        446,063       342,312          (8,034)
                                                            ------------    ----------        --------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) ........      1,712,773      (142,940)        (18,963)
   Written Option Contracts .............................        811,200       145,574             --
   Foreign Currency Transactions ........................      1,590,023       230,212          (3,354)
   Futures Contracts ....................................      1,584,940       (53,578)         66,034
                                                            ------------    ----------        --------
   TOTAL NET REALIZED GAIN (LOSS) .......................      5,698,936       179,268          43,717
                                                            ------------    ----------        --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short) ........      1,583,863        53,209         158,633
   Written Option Contracts .............................      1,538,310       (22,786)             --
   Foreign Currency Transactions ........................        400,991        26,597           (842)
   Futures Contracts ....................................        685,377        86,660          20,412
                                                            ------------    ----------        --------
   NET CHANGE IN UNREALIZED APPRECIATION ................      4,208,541       143,680         178,203
                                                            ------------    ----------        --------
   NET REALIZED AND UNREALIZED GAIN .....................      9,907,477       322,948         221,920
                                                            ------------    ----------        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $ 10,353,540    $  665,260        $213,886
                                                            ============    ==========        ========

(1) SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                  JUNE 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    DEFENSIVE EQUITY FUND
                                                                ------------------------------
                                                                 SIX MONTHS          YEAR
                                                                    ENDED            ENDED
                                                                JUNE 30, 2005     DECEMBER 31,
                                                                 (UNAUDITED)          2004
                                                                -------------    -------------
OPERATIONS:
   Net Investment Income (Loss) ..........................      $     446,063    $     374,970
   Net Realized Gain .....................................          5,698,936        2,681,511
   Net Change in Unrealized Appreciation (Depreciation) ..          4,208,541        1,839,862
                                                                -------------    -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..         10,353,540        4,896,343
                                                                -------------    -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares .........................           (445,403)        (779,761)
      Class A Shares .....................................             (6,017)              --
      Class C Shares .....................................             (1,106)              --
   Realized Capital Gains:
      Institutional Class Shares .........................                 --       (1,583,487)
      Class A Shares .....................................                 --               --
      Class C Shares .....................................                 --               --
                                                                -------------    -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................           (452,526)      (2,363,248)
                                                                -------------    -------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class Shares:
      Issued .............................................        206,627,448       15,241,478
      In Lieu of Cash Distributions ......................            437,338        2,288,567
      Redemption Fees ....................................                 --               --
      Redeemed ...........................................         (9,960,802)      (7,585,330)
                                                                -------------    -------------
   Increase in Net Assets from Institutional Class
      Shares .............................................        197,103,984        9,944,715
                                                                -------------    -------------
   Class A Shares(2):
      Issued .............................................          6,192,163               --
      In Lieu of Cash Distributions ......................              5,425               --
      Redeemed ...........................................                (12)              --
                                                                -------------    -------------
   Increase in Net Assets from Class A Shares ............          6,197,576               --
                                                                -------------    -------------
   Class C Shares(2):
      Issued .............................................          1,545,072               --
      In Lieu of Cash Distributions ......................                560               --
      Redeemed ...........................................                 --               --
                                                                -------------    -------------
   Increase in Net Assets from Class C Shares ............          1,545,632               --
                                                                -------------    -------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ..........        204,847,192        9,944,715
                                                                -------------    -------------
   TOTAL INCREASE IN NET ASSETS ..........................        214,748,206       12,477,810
                                                                -------------    -------------
NET ASSETS:
   Beginning of Period ...................................         57,170,796       44,692,986
                                                                -------------    -------------
   End of Period .........................................      $ 271,919,002    $  57,170,796
                                                                =============    =============
Undistributed (Distributions in Excess of) Net
   Investment Income (Loss) ..............................      $   2,330,804    $     747,244
                                                                =============    =============

(1) SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
(2) CLASS A SHARES AND CLASS C SHARES COMMENCED ON MARCH 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                  JUNE 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SHORT-TERM
                                                                  INCOME FUND
                                                          ------------------------------
                                                            SIX MONTHS         YEAR
                                                              ENDED           ENDED
                                                          JUNE 30, 2005    DECEMBER 31,
                                                           (UNAUDITED)         2004
                                                          -------------    -------------
OPERATIONS:
   Net Investment Income (Loss) .......................   $     342,312    $     379,293
   Net Realized Gain ..................................         179,268          372,917
   Net Change in Unrealized Appreciation
      (Depreciation) ..................................         143,680         (265,837)
                                                          -------------    -------------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ......................................         665,260          486,373
                                                          -------------    -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ......................        (410,445)        (619,870)
      Class A Shares ..................................              --               --
      Class C Shares ..................................              --               --
   Realized Capital Gains:
      Institutional Class Shares ......................              --          (82,057)
      Class A Shares ..................................              --               --
      Class C Shares ..................................              --               --
                                                          -------------    -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................        (410,445)        (701,927)
                                                          -------------    -------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class Shares:
      Issued ..........................................      13,648,737       27,794,282
      In Lieu of Cash Distributions ...................         400,159          695,550
      Redemption Fees .................................              --               --
      Redeemed ........................................      (7,733,583)     (17,455,076)
                                                          -------------    -------------
   Increase in Net Assets from Institutional Class
      Shares .........................................        6,315,313       11,034,756
                                                          -------------    -------------
   Class A Shares(2):
      Issued ..........................................              --               --
      In Lieu of Cash Distributions ...................              --               --
      Redeemed ........................................              --               --
                                                          -------------    -------------
   Increase in Net Assets from Class A Shares .........              --               --
                                                          -------------    -------------
   Class C Shares(2):
      Issued ..........................................              --               --
      In Lieu of Cash Distributions ...................              --               --
      Redeemed ........................................              --               --
                                                          -------------    -------------
   Increase in Net Assets from Class C Shares .........              --               --
                                                          -------------    -------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......       6,315,313       11,034,756
                                                          -------------    -------------
   TOTAL INCREASE IN NET ASSETS .......................       6,570,128       10,819,202
                                                          -------------    -------------
NET ASSETS:
   Beginning of Period ................................      25,874,189       15,054,987
                                                          -------------    -------------
   End of Period ......................................   $  32,444,317    $  25,874,189
                                                          =============    =============
Undistributed (Distributions in Excess of) Net
   Investment Income (Loss) ...........................   $      46,031    $    (116,048)
                                                          =============    =============

                                                              GLOBAL LONG-SHORT FUND
                                                          ------------------------------
                                                            SIX MONTHS       YEAR
                                                              ENDED          ENDED
                                                          JUNE 30, 2005   DECEMBER 31,
                                                           (UNAUDITED)       2004
                                                          -------------  -------------
OPERATIONS:
   Net Investment Income (Loss) .......................   $    (8,034)   $   (34,677)
   Net Realized Gain ..................................        43,717        109,034
   Net Change in Unrealized Appreciation
      (Depreciation) ..................................       178,203         91,143
                                                          -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS .......................................       213,886        165,500
                                                          -----------    -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ......................            --         (1,108)
      Class A Shares ..................................            --             --
      Class C Shares ..................................            --             --
   Realized Capital Gains:
      Institutional Class Shares ......................                           --
      Class A Shares ..................................            --             --
      Class C Shares ..................................            --             --
                                                          -----------    -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................            --         (1,108)
                                                          -----------    -----------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class Shares:
      Issued ..........................................     6,395,841        309,335
      In Lieu of Cash Distributions ...................            --          1,099
      Redemption Fees .................................           603             --
      Redeemed ........................................    (4,561,648)       (98,349)
                                                          -----------    -----------
   Increase in Net Assets from Institutional Class
      Shares ..........................................     1,834,796        212,085
                                                          -----------    -----------
   Class A Shares(2):
      Issued ..........................................            --             --
      In Lieu of Cash Distributions ...................            --             --
      Redeemed ........................................            --             --
                                                          -----------    -----------
   Increase in Net Assets from Class A Shares .........            --             --
                                                          -----------    -----------
   Class C Shares(2):
      Issued ..........................................            --             --
      In Lieu of Cash Distributions ...................            --             --
      Redeemed ........................................            --             --
                                                          -----------    -----------
   Increase in Net Assets from Class C Shares .........            --             --
                                                          -----------    -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......     1,834,796        212,085
                                                          -----------    -----------
   TOTAL INCREASE IN NET ASSETS .......................     2,048,682        376,477
                                                          -----------    -----------
NET ASSETS:
   Beginning of Period ................................     2,643,302      2,266,825
                                                          -----------    -----------
   End of Period ......................................   $ 4,691,984    $ 2,643,302
                                                          ===========    ===========
Undistributed (Distributions in Excess of) Net
   Investment Income (Loss) ...........................   $   (11,417)   $         (29)
                                                          ===========    =============

THE ADVISORS'INNER CIRCLE FUND                             ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES                                                                        SELECTED PER SHARE DATA & RATIOS
                                                                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                  ENDED                              YEARS ENDED DECEMBER 31,
                                              JUNE 30, 2005     ------------------------------------------------------------------
                                               (UNAUDITED)@      2004          2003           2002(2)          2001          2000
                                              -------------     -------       -------         -------         -------      -------
Net Asset Value,
   Beginning of Period ......................     $  11.66      $ 11.10       $  9.09         $ 10.46         $ 10.80      $ 11.82
                                                  --------      -------       -------         -------         -------      -------

Income (Loss) from Investment Operations:
   Net Investment Income ....................         0.06*        0.09*         0.08*           0.09            0.08         0.06
   Net Realized and Unrealized Gain (Loss) ..         1.28*        0.99*         2.01*          (1.36)          (0.30)       (0.82)
                                                  --------      -------       -------         -------         -------      -------

   Total from Investment Operations .........         1.34         1.08          2.09           (1.27)          (0.22)       (0.76)
                                                  --------      -------       -------         -------         --------     -------

Dividends and Distributions:
   Net Investment Income ....................        (0.04)       (0.19)        (0.08)          (0.10)(1)       (0.07)       (0.07)
   Net Realized Gain ........................           --        (0.33)           --              --           (0.05)       (0.19)
                                                  --------      -------       -------         -------         -------      -------

   Total Dividends and Distributions ........        (0.04)       (0.52)        (0.08)          (0.10)(1)       (0.12)       (0.26)
                                                  --------      -------       -------         -------         -------      -------

Net Asset Value,
   End of Period ............................     $  12.96      $ 11.66       $ 11.10         $  9.09         $ 10.46      $ 10.80
                                                  ========      =======       =======         =======         =======      =======

TOTAL RETURN+ ...............................        11.46%        9.87%        23.13%         (12.22)%         (1.98)%      (6.46)%
                                                  ========      =======       =======         =======         =======      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......     $264,144      $57,171       $44,693         $35,131         $40,806      $48,244
Ratio of Expenses to Average Net Assets**
   (including Dividend Expense) .............         1.21%        1.17%         1.30%           1.09%           0.99%        0.99%
Ratio of Expenses to Average Net Assets**
   (excluding Dividend Expense) .............         1.02%        0.99%         0.99%           0.99%           0.99%        0.99%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Fees Paid
   Indirectly; including Dividend Expense) ..         1.23%        1.70%         2.27%           1.94%           1.69%        1.17%
Ratio of Expenses to Average Net Assets
   (excluding Fees Paid Indirectly,
   including Dividend Expense) ..............         1.11%        1.41%         1.71%           1.46%           0.99%        0.99%
Ratio of Net Investment Income to Average
   Net Assets ...............................         0.92%        0.75%         0.79%           0.91%           0.71%        0.51%
Portfolio Turnover Rate .....................           36%         152%          241%++          233%++          216%         264%

 @   ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 *   PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
**   INCLUDES EXPENSE OFFSET FOR FEES PAID INDIRECTLY.
 +   TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT
     REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++   RATIO HAS BEEN RESTATED. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(1)  INCLUDES A RETURN OF CAPITAL OF $(0.003).
(2)  ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSIVE EQUITY FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
     DEFENSIVE EQUITY FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSIVE
     EQUITY FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC DEFENSIVE EQUITY FUND.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                             ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
CLASS A SHARES                                  SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            MARCH 31, 2005(1)
                                                                     TO
                                                               JUNE 30, 2005
                                                               (UNAUDITED)@
                                                               -------------

Net Asset Value,
   Beginning of Period ................................          $12.30
                                                                 ------

Income from Investment Operations:
   Net Investment Income ..............................            0.02*
   Net Realized and Unrealized Gain ...................            0.67*
                                                                 ------

   Total from Investment Operations ...................            0.69
                                                                 ------

Dividends:
   Net Investment Income ..............................           (0.02)
                                                                 ------

Net Asset Value,
   End of Period ......................................          $12.97
                                                                 ======

TOTAL RETURN+ .........................................            5.57%
                                                                 ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................          $6,222
Ratio of Expenses to Average Net Assets**
   (including Dividend Expense) .......................            1.25%
Ratio of Expenses to Average Net Assets**
   (excluding Dividend Expense) .......................            1.11%
Ratio of Expenses to Average Net Assets (excluding
   Waivers and Fees Paid Indirectly; including
   Dividend Expense) ..................................            1.13%
Ratio of Expenses to Average Net Assets (excluding Fees
   Paid Indirectly, including Dividend Expense) .......            1.13%
Ratio of Net Investment Income to Average Net Assets ..            2.04%
Portfolio Turnover Rate ...............................              36%

 @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 *  PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
**  INCLUDES EXPENSE OFFSET FOR FEES PAID INDIRECTLY.
 + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) COMMENCEMENT OF OPERATIONS.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                             ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
CLASS C SHARES                                  SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              MARCH 31, 2005(1)
                                                                      TO
                                                                 JUNE 30, 2005
                                                                 (UNAUDITED)@
                                                                 -------------

Net Asset Value,
   Beginning of Period ......................................       $12.30
                                                                    ------

Income (Loss) from Investment Operations:
   Net Investment Income ....................................         0.01*
   Net Realized and Unrealized Gain (Loss) ..................         0.66*
                                                                    ------

   Total from Investment Operations .........................         0.67
                                                                    ------

Dividends:
   Net Investment Income ....................................        (0.01)
                                                                    ------

Net Asset Value,
   End of Period ............................................       $12.96
                                                                    ======

TOTAL RETURN+ ...............................................         5.46%
                                                                    ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................       $1,553
Ratio of Expenses to Average Net Assets**
   (including Dividend Expense) .............................         1.93%
Ratio of Expenses to Average Net Assets**
   (excluding Dividend Expense) .............................         1.74%
Ratio of Expenses to Average Net Assets (excluding Waivers
   and Fees Paid Indirectly; including Dividend Expense).....         1.82%
Ratio of Expenses to Average Net Assets (excluding Fees Paid
   Indirectly, including Dividend Expense) ..................         1.82%
Ratio of Net Investment Income to Average Net Assets ........         0.62%
Portfolio Turnover Rate .....................................           36%

 @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES. ** INCLUDES EXPENSE OFFSET FOR FEES PAID INDIRECTLY.
 + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   SELECTED PER SHARE DATA & RATIOS
                                                                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    SIX MONTHS
                                                                      ENDED                    YEARS ENDED DECEMBER 31,
                                                                  JUNE 30, 2005   -------------------------------------------------
                                                                   (UNAUDITED)@     2004       2003     2002(1)     2001      2000
                                                                  -------------   --------   --------   -------   -------   -------
Net Asset Value,
   Beginning of Period ........................................     $  10.37      $  10.45   $  10.19   $  9.93   $  9.92   $  9.79
                                                                    --------      --------   --------   -------   -------   -------
Income (Loss) from Investment Operations:
   Net Investment Income ......................................         0.12*         0.16*      0.16*     0.21      0.67      0.59
   Net Realized and Unrealized Gain (Loss) ....................         0.10*         0.06*      0.42*     0.41      0.01      0.13
                                                                    --------      --------   --------   -------   -------   -------
   Total from Investment Operations ...........................         0.22          0.22       0.58      0.62      0.68      0.72
                                                                    --------      --------   --------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ......................................        (0.14)        (0.27)     (0.32)    (0.36)    (0.67)    (0.59)
   Net Realized Gains .........................................           --         (0.03)        --        --        --        --
                                                                    --------      --------   --------   -------   -------   -------
   Total Dividends and Distributions ..........................        (0.14)        (0.30)     (0.32)    (0.36)    (0.67)    (0.59)
                                                                    --------      --------   --------   -------   -------   -------
Net Asset Value,
   End of Period ..............................................     $  10.45      $  10.37   $  10.45   $ 10.19   $  9.93   $  9.92
                                                                    ========      ========   ========   =======   =======   =======
TOTAL RETURN+ .................................................         2.17%         2.12%      5.76%     6.39%     7.02%     7.60%
                                                                    ========      ========   ========   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................     $ 32,444      $ 25,874   $ 15,055   $ 3,913   $ 4,595   $ 3,646
Ratio of Expenses to Average Net Assets .......................         0.60%         0.60%      0.60%     0.60%     0.60%     0.60%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Reimbursements) .....................         1.34%         1.55%      2.26%     4.31%     3.39%     3.86%
Ratio of Net Investment Income to Average Net Assets ..........         2.32%         1.55%      1.53%     2.08%     5.20%     6.02%
Portfolio Turnover Rate .......................................           50%           25%        22%      113%      167%       34%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC
    SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM INCOME FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  SELECTED PER SHARE DATA & RATIOS
                                                                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  SIX MONTHS
                                                                    ENDED                    YEARS ENDED  DECEMBER 31,
                                                                JUNE 30, 2005   --------------------------------------------------
                                                                 (UNAUDITED)@     2004       2003    2002(2)       2001      2000
                                                                -------------   -------    -------   -------     -------   -------
Net Asset Value,
   Beginning of Period ........................................    $  9.10      $  8.51    $  6.75   $  7.44     $  9.78   $ 11.25
                                                                   -------      -------    -------   -------     -------   -------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss) ...............................      (0.02)*      (0.12)*     0.03*     0.12        0.03      0.11
   Net Realized and Unrealized Gain (Loss) ....................       0.86*        0.71*      1.76*    (0.62)      (2.32)    (1.40)
                                                                   -------      -------    -------   -------     -------   -------
Total from Investment Operations ..............................       0.84         0.59       1.79     (0.50)      (2.29)    (1.29)
                                                                   -------      -------    -------   -------     -------   -------
Dividends and Distributions:
   Net Investment Income ......................................         --        (0.00)**   (0.03)    (0.19)(1)   (0.05)    (0.10)
   Net Realized Gain ..........................................         --           --         --        --          --     (0.08)
                                                                   -------      -------    -------   -------     -------   -------
   Total Dividends and Distributions ..........................         --        (0.00)**   (0.03)    (0.19)(1)   (0.05)    (0.18)
                                                                   -------      -------    -------   -------     -------   -------
Redemption Fees ...............................................      (0.00)**       --          --        --          --        --
                                                                   -------      -------    -------   -------     -------   -------
Net Asset Value,
   End of Period ..............................................    $  9.94       $ 9.10    $  8.51   $  6.75     $  7.44   $  9.78
                                                                   =======       ======    =======   =======     =======   =======
TOTAL RETURN+ .................................................       9.23%        6.98%     26.59%    (6.73)%    (23.41)%  (11.44)%
                                                                   =======       ======    =======   =======     =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................    $ 4,692      $ 2,643    $ 2,267   $ 1,471     $ 4,599   $ 6,731
Ratio of Expenses to Average Net Assets
   (including Dividend Expense) ...............................       4.40%        3.90%      2.04%     1.30%       1.30%     1.30%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense) ...............................       1.30%        1.30%      1.30%     1.30%       1.30%     1.30%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Including Dividend Expense) .........       6.72%        8.06%      7.42%     6.92%       4.78%     3.80%
Ratio of Net Investment Income (Loss) to Average Net Assets ...      (0.36)%      (1.41)%     0.35%     1.05%       0.84%     1.11%
Portfolio Turnover Rate .......................................         81%          73%       162%++    198%        176%       38%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** AMOUNT REPRESENTS LESS THAN $0.01.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
 ++ RATIO HAS BEEN RESTATED. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL
    LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL FUND.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                  JUNE 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Analytic Defensive Equity Fund (the "Defensive Equity Fund"), Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (the "Funds"). The Trust is registered to offer Institutional Class Shares of the Defensive Equity Fund, Short-Term Income Fund, and Global Long-Short Fund, and Class A and Class C Shares of the Defensive Equity Fund. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accor-

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
      dance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      The Global Long-Short Fund uses a third party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued, when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Long-Short Fund shall value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

      SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. This Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
      FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

      FUTURES CONTRACTS -- Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

      DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

      WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

      When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
      When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

      The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

      SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

      Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      CLASSES -- Class-specific expenses are borne by that class of Shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Defensive Equity Fund are declared and paid quarterly, if any. Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for all Funds, will be distributed annually.

      REDEMPTION FEES -- The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the six months ended June 30, 2005, there were $603 in redemption fees retained.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
      OTHER -- Portfolio turnover ratios of the Defensive Equity Fund for the years ended December 31, 2003 and December 31, 2002 and of the Global Long-Short Fund for the year ended December 31, 2003, as disclosed in the financial highlights for those Funds, have been restated. The ratios improperly included the effects of short sale activity; such effects have been appropriately excluded from the restated ratios. The restatement had no effect on the net asset values of the Funds.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the six-months ended June 30, 2005, the Administrator was paid 0.27%, 0.31% and 0.29% of the Defensive Equity Fund's, Short-Term Income Fund's and Global Long-Short Fund's average daily net assets, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Defensive Equity Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of the Defensive Equity Fund's average net assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers, may receive up to 1.00% of the Defensive Equity Fund's average net assets attributable to Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of the Defensive Equity Fund's average net assets attributable to Class C Shares as compensation for distribution services and up to 0.25% of the Defensive Equity Fund's average net assets attributable to Class C Shares as compensation for shareholder services. The Institutional Class Shares do not pay distribution fees.

A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Class C Shares.

The Funds may direct certain fund trades to brokers who pay a portion of the Fund's expenses. Under this arrangement, the Defensive Equity Fund had expenses reduced by $52,013, which was used to pay administration expenses. The effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six months ended June 30, 2005 was 0.11%.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average daily net assets of the Defensive Equity Fund; 0.30% of the average daily net assets of the Short-Term Income Fund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 1.35% of the Defensive Equity Fund, Institutional Class Shares; 1.60% of the Defensive Equity Fund, Class A Shares; 2.35% of the Defensive Equity Fund, Class C Shares; 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. Prior to April 1, 2005, the Adviser limited the total annual fund operating expense to 0.99% for the Defensive Equity Fund, Institutional Class Shares. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments and options, for the six-months ended June 30, 2005 were as follows:

                                                                 U.S. GOVT.        U.S. GOVT.
                             PURCHASES    SALES AND MATURITIES   PURCHASES    SALES AND MATURITIES
                           ------------   --------------------   ----------   --------------------
  Defensive Equity Fund    $232,071,288       $ 36,218,047       $       --      $           --
  Short-Term Income Fund      1,462,092                 --        6,314,281          14,164,782
  Global Long-Short Fund      4,431,832          2,955,933               --                  --

Transactions in option contracts written in the Defensive Equity Fund for the six-months ended June 30, 2005 were as follows:

                                                       NUMBER OF
                                                       CONTRACTS     PREMIUMS
                                                       ---------   ------------
  Outstanding at December 31, 2004                          300     $   761,600
  Options written                                         5,925      10,758,710
  Options terminated in closing purchase transactions    (4,200)     (8,476,900)
                                                        -------     -----------
  Outstanding at June 30, 2005                            2,025     $ 3,043,410
                                                        =======     ===========

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
Transactions in option contracts written in the Short-Term Income Fund for the six-months ended June 30, 2005 were as follows:

                                                          NUMBER OF
                                                          CONTRACTS    PREMIUMS
                                                          ---------   ----------

     Outstanding at December 31, 2004                         116     $  17,382
     Options written                                        1,914       238,146
     Options terminated in closing purchase
        transactions                                         (201)       (8,385)
     Options expired                                       (1,466)     (208,117)
                                                           ------     ---------
     Outstanding at June 30, 2005                             363     $  39,026
                                                           ======     =========

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

Permanent book and tax basis differences relating to the reclassification of short sale dividend expenses and foreign exchange gain (loss) may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                              ORDINARY     LONG TERM
     FUNDS                     INCOME    CAPITAL GAINS     TOTAL
     ---------------------    --------   -------------   ----------
     Defensive Equity Fund
     2004                     $779,761     $1,583,487    $2,363,248
     2003                      350,026             --       350,026

     Short-Term Income Fund
     2004                      701,927             --       701,927
     2003                      229,735             --       229,735

     Global Long-Short Fund
     2004                        1,108             --         1,108
     2003                        9,002             --         9,002

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
As of December 31, 2004, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                      ----------------------------------------
                                                       DEFENSIVE      SHORT-TERM     GLOBAL
                                                        EQUITY         INCOME      LONG-SHORT
                                                         FUND           FUND          FUND
                                                      ------------   -----------   -----------
  Undistributed Ordinary Income                       $   794,869    $   198,499   $        --
  Undistributed Long-Term Capital Gains                   182,796             --            --
  Capital Loss Carryforwards                                   --        (94,840)   (1,792,757)
  Post-October Losses                                  (2,327,941)       (35,835)           --
  Post-October Currency Losses                                 --         (1,041)          (26)
  Net Unrealized Appreciation (Depreciation)            6,654,620       (186,179)       88,227
  Other Temporary Differences                             (47,623)      (313,507)           --
                                                      ------------   -----------   -----------
  Total Distributable Earnings (Accumulated Losses)   $ 5,256,721    $  (432,903)  $(1,704,556)
                                                      ============   ===========   ===========

For Federal income tax purposes, net capital loss carryforwards (which will expire in the years indicated) may be carried forward and applied against future net capital gains as follows:


  FUNDS                       2005        2007       2008         2009        2010        TOTAL
  -----                       ----        ----       ----         ----        ----        -----
  Short-Term Income Fund    $3,860     $70,796    $20,184   $       --    $     --   $   94,840
  Global Long-Short Fund        --          --         --    1,268,181     524,576    1,792,757

During the year ended December 31, 2004, the Defensive Equity Fund, Short-Term Income Fund and Global Long-Short Fund utilized net capital loss carryforwards of $2,784,017, $59,044 and $86,057, respectively, to offset net capital gains. Also, during the year ended December 31, 2004, the Short-Term Income Fund had net capital loss carryforwards expire amounting to $313,448.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

At June 30, 2005, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                             FEDERAL      APPRECIATED   DEPRECIATED   NET UNREALIZED
  FUNDS                      TAX COST     SECURITIES    SECURITIES     APPRECIATION
  -----                    ------------   -----------   -----------   --------------
  Defensive Equity Fund    $298,949,474   $10,621,742   $(2,564,016)    $8,057,726
  Short-Term Income Fund     32,621,904       274,411      (215,503)        58,908
  Global Long-Short Fund      5,062,478       376,622       (88,346)       288,276

8. INVESTMENT RISKS:

At June 30, 2005, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

THE ADVISORS'INNER CIRCLE FUND                                    ANALYTIC FUNDS

--------------------------------------------------------------------------------
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. SHARE TRANSACTIONS:

                                           DEFENSIVE EQUITY            SHORT-TERM               GLOBAL
                                                 FUND                  INCOME FUND          LONG-SHORT FUND
                                        ----------------------   ----------------------   ------------------
Institutional Class Shares:
   Issued ...........................   16,240,371   1,348,819   1,314,079    2,669,212    654,779    35,673
   In Lieu of Cash Distributions ....       34,275     198,861      38,498       66,927         --       130
   Redeemed .........................     (790,942)   (670,322)   (744,282)  (1,681,294)  (473,264)  (11,630)
                                        ----------   ---------   ---------   ----------   --------   -------
Total Institutional Class Shares ....   15,483,704     877,358     608,295    1,054,845    181,515    24,173
                                        ----------   ---------   ---------   ----------   --------   -------
Class A Shares:
   Issued ...........................      479,283          --          --           --         --        --
   In Lieu of Cash Distributions ....          415          --          --           --         --        --
   Redeemed .........................           --          --          --           --         --        --
                                        ----------   ---------   ---------   ----------   --------   -------
Total Class A Shares ................      479,698          --          --           --         --        --
                                        ----------   ---------   ---------   ----------   --------   -------
Class C Shares:
   Issued ...........................      119,838          --          --           --         --        --
   In Lieu of Cash Distributions ....           43          --          --           --         --        --
   Redeemed .........................           --          --          --           --         --        --
                                        ----------   ---------   ---------   ----------   --------   -------
Total Class C Shares ................      119,881          --          --           --         --        --
                                        ----------   ---------   ---------   ----------   --------   -------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ..........   16,083,283     877,358     608,295    1,054,845    181,515    24,173
                                        ==========   =========   =========   ==========   ========   =======

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

10. OTHER:

At June 30, 2005,  the  percentage  of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

    FUNDS                           NO. OF SHAREHOLDERS   % OWNERSHIP
    -----                           -------------------   -----------
    Defensive Equity Fund
       Institutional Class Shares            4               80.0%
       Class C Shares                        1               45.6
    Short-Term Income Fund                   2               67.9
    Global Long-Short Fund                   3               79.1

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

ATHE ADVISORS'INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

ATHE ADVISORS'INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   BEGINNING     ENDING
                                    ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                     VALUE        VALUE       EXPENSE     DURING
                                    1/2/05       6/30/05      RATIOS     PERIOD*
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Analytic Defensive Equity Fund,
   Institutional Class Shares     $1,000.00    $1,114.60      1.02%       $5.35
Analytic Defensive Equity Fund,
   Class A Shares**                1,000.00     1,055.70      1.11         0.72
Analytic Defensive Equity Fund,
   Class C Shares***               1,000.00     1,054.60      1.74         3.04
Analytic Short Term Income Fund    1,000.00     1,021.70      0.60         3.01
Analytic Global Long/Short Fund    1,000.00     1,092.30      1.30         6.74

HYPOTHETICAL 5% RETURN
Analytic Defensive Equity Fund,
   Institutional Class Shares     $1,000.00    $1,019.74      1.02%       $5.11
Analytic Defensive Equity Fund,
   Class A Shares**                1,000.00     1,002.45      1.11         0.70
Analytic Defensive Equity Fund,
   Class C Shares***               1,000.00     1,005.54      1.74         2.96
Analytic Short Term Income Fund    1,000.00     1,021.82      0.60         3.01
Analytic Global Long/Short Fund    1,000.00     1,018.35      1.30         6.51

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 181/365 (to reflect the one-half year period)
**Class commenced operations on March 31, 2005. Expenses are equal to the Class' annualized expense ratio multiplied by the average account value over the period, multiplied by 23/365.
***Class commenced operations on March 31, 2005. Expenses are equal to the Class' annualized expense ratio multiplied by the average account value over the period, multiplied by 62/365.

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Funds described.

ANA-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund


By (Signature and Title)*                /s/ James F. Volk
                                         ----------------------------
                                         James F. Volk, President

Date: August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         ----------------------------
                                         James F. Volk, President

Date:  August 22, 2005


By (Signature and Title)*                /s/ Michael Lawson
                                         ----------------------------
                                         Michael Lawson, Chief Financial Officer

Date:  August 22, 2005


* Print the name and title of each signing officer under his or her signature.